SCHEDULE 1 (Details) - Schedule of Condensed Statements of Operations - Parent Company [Member] - Reportable Legal Entities [Member]
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Condensed Income Statements, Captions [Line Items]
Equity in loss of subsidiaries and VIEs	¥ (184,091)	$ (25,930)	¥ (540,947)	¥ (150,814)
Operating costs and expenses	25,212	3,551	(54,329)	(89,245)
Provision for contract assets and receivables
Interest income	18,689	2,632	535	5,151
Net income (loss)	¥ (140,190)	$ (19,747)	¥ (594,741)	¥ (234,908)
Net loss per ordinary share
Net loss per ordinary share basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.6)	$ (0.08)	¥ (2.55)	¥ (1.1)
Weighted average number of ordinary shares
Weighted average number of ordinary shares basic (in Shares)	235,466,660	235,466,660	233,216,045	213,635,470